Investee Companies and other investments (Details) - Schedule of Changes in Investments - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Investments [Abstract]
Balance as at January 1	€ 30,029	€ 34,029
Long term loans extended		128
Dividend distribution	(374)
Repayment of long-term loans		(149)
Reevaluation in connection with long term loans		(270)
The Company’s share of income	4,012	1,206
Foreign currency translation adjustments	(1,895)	(2,250)
Conversion to short term loan		(2,665)
Balance as at December 31	€ 31,772	€ 30,029